Shareholder Report, Holdings (Details)	May 31, 2025
C000082955 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000082955 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000082955 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000082955 | A
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000082955 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000082955 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028643 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028643 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028643 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000028643 | A
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000028643 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000028643 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000028645 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000028645 | AAA
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000028645 | AA
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000028645 | A
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000028645 | BBB
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000028645 | BB
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000082961 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000082961 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000082961 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000082961 | A
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000082961 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000082961 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000082961 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028661 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028661 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028661 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000028661 | A
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000028661 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028661 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028661 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000028663 | Credit Rating Other LineNot Rated
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000028663 | AAA
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000028663 | AA
Holdings [Line Items]
Percent of Net Asset Value	38.20%
C000028663 | A
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000028663 | BBB
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000028663 | BB
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000028663 | B
Holdings [Line Items]
Percent of Net Asset Value	1.50%